SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
	Year ended December 31,
	2022	2021	2020

Risk free interest	1.41%-4.15%	0.26%-1.14%	-
Dividend yields	0%	0%	-
Volatility	51.45%-52.95%	41.09%-50.62%	-
Expected term (in years)	3.92-4.00	4.00-4.04	-

Schedule of Stock Option Activity
	Number of options	Weighted- average exercise price *)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) *)

Outstanding at January 1, 2022	3,099,144	$7.8	4.5	$1,737

Granted	937,500	$8.0
Exercised	(235,000)	$5.7
Forfeited and cancelled	(360,000)	$7.0

Outstanding as of December 31, 2022	3,441,644	$8.1	4.1	$80

Exercisable as of December 31, 2022	728,727	$7.8	2.7	$80

Schedule of Stock-Based Compensation Expenses
	Year ended December 31,
	2022	2021	2020

Cost of revenues of products	$147	$137	$82
Cost of revenues of services	146	140	84
Research and development, net	427	304	279
Selling and marketing	456	422	287
General and administrative	1,044	301	550

	$2,220	$1,304	$1,282